Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year			$ 12,047,792
Reinsurance recoverable at beginning of year			1,787,493
Net paid losses related to:
Reinsurance recoverable at end of year			1,959,652	$ 1,787,493
Gross liability at end of year			12,725,631	12,047,792
Non Life
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross liability at beginning of year			12,047,792	11,395,321	$ 10,363,383
Reinsurance recoverable at beginning of year			1,532,666	782,330	754,795
Net liability at beginning of year			10,515,126	10,612,991	9,608,588
Net incurred losses related to:
Current year			3,533,087	3,637,671	3,945,248
Prior years			(219,853)	(194,426)	71,456
Net incurred losses			3,313,234	3,443,245	4,016,704
Net paid losses related to:
Current year			(419,633)	(437,938)	(459,718)
Prior years			(2,238,503)	(2,535,057)	(2,772,886)
Total Non-life Claims Paid			(2,658,136)	(2,972,995)	(3,232,604)
Retroactive reinsurance recoverable		$ (81,000)	(35,695)	(357,864)	0
Effects of foreign exchange rate changes and other			(260,709)	(210,251)	220,303
Net liability at end of year	$ 10,612,991	9,608,588	10,873,820	10,515,126	10,612,991
Reinsurance recoverable at end of year	782,330	754,795	1,851,811	1,532,666	782,330
Gross liability at end of year	11,395,321	$ 10,363,383	12,725,631	12,047,792	11,395,321
Loss portfolio transfer, reinsurance recoverable, amount			394,000	358,000
Loss portfolio transfer and adverse development cover agreement deferred gain			$ 47,000	$ 20,000
Loss portfolio transfer agreement percentage		100.00%
Wholesale transaction deferred gain		$ 14,000
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments wholesale transaction	70,000
Liability for Claims and Claims Adjustment Expense wholesale transaction	$ 70,000				70,000
Wholesale transaction gain					14,000
Portfolio Transfer Settlement, Invested Assets Amount					$ 64,000